SUBSEQUENT EVENTS (Details) - USD ($)							1 Months Ended										2 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Apr. 30, 2018	Feb. 16, 2018	Feb. 14, 2018	Nov. 03, 2017	Jun. 16, 2017	May 11, 2013	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Jul. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	May 31, 2016	Feb. 28, 2016	Feb. 27, 2018	Mar. 31, 2018	Jul. 31, 2013	Dec. 31, 2017	Dec. 31, 2016
SUBSEQUENT EVENTS (Details) [Line Items]
Conversion of Stock, Shares Issued								10,010	9,919
Stock Issued During Period, Shares, New Issues					100,000															4,131,536	3,798,417
Class of Warrant or Rights, Granted																		700,000		4,479,974	2,049,504
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants (in Dollars)																				$ 6,041,214
Payments of Stock Issuance Costs (in Dollars)																				186,075	$ 490,543
Common Stock, Share Subscribed but Unissued, Subscriptions Receivable (in Dollars)								$ 29,985										$ 29,985
Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Conversion of Stock, Shares Issued																	367,343
Stock Issued During Period, Shares, New Issues			9,919
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants (in Dollars)																				1,500,000
April 2018 Private Placement [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Common Stock, Share Subscribed but Unissued, Subscriptions Receivable (in Dollars)								$ 115,470										115,470
April 2018 Private Placement [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues	3,193,004
Class of Warrant or Rights, Granted	1,596,506
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 1.75						$ 1.75
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants (in Dollars)	$ 4,789,502
Payments of Stock Issuance Costs (in Dollars)	$ 1,000
Series D Preferred Stock [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Conversion of Stock, Shares Issued								489,231	131,432	235,911
Conversion of Stock, Shares Converted								367	100	180
Stock Issued During Period, Shares, New Issues				1,334
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants (in Dollars)				$ 1,929,960																$ 1,929,960
Payments of Stock Issuance Costs (in Dollars)				$ 70,040
Series D Preferred Stock [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Conversion of Stock, Shares Issued							577,339
Conversion of Stock, Shares Converted							454										280
Series C Preferred Stock [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Conversion of Stock, Shares Issued								10,010	9,919		19,844	60,846	18,188	54,759	197,713	54,859				80,690
Conversion of Stock, Shares Converted								10	10		20	65	20	70	236	75				85
Stock Issued During Period, Shares, New Issues						450													2,181
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants (in Dollars)						$ 450,000
Series C Preferred Stock [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Conversion of Stock, Shares Issued							351,021
Conversion of Stock, Shares Converted			10				370
Series E Preferred Stock [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues		1,000
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants (in Dollars)		$ 1,492,969																$ 1,500,000
Payments of Stock Issuance Costs (in Dollars)		$ 7,031
Series E Preferred Stock [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, New Issues		1,000
Class of Warrant or Rights, Granted		500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)		$ 1.75
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants (in Dollars)		$ 1,500,000
Series E Preferred Stock [Member] | April 2018 Private Placement [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Class of Warrant or Rights, Granted							83,334
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 1.50						$ 1.50